UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, NY                   February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total: $281,709
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                    Name

1.                  28-10574                           Libra Associates, LLC
2.                  28-10573                           Libra Fund, L.P.
----                -------------------                -------------------------

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2003
            Column 1                 Column 2         Column 3  Column 4  Column    5       Col 6   Col 7           Column 8

                                       Title                     Market   Shares/  Sh/ Put/ Invstm  Other       Voting Authority
         Name of Issuer              of Class           CUSIP    Value    Prn Amt. Prn Call Dscrtn  Managrs  Sole     Shared  None
                                                                (x$1,000)
Randgold Resources Ltd              ADR               752344309    1,202     43,950 SH      Shared  1, 2       0      43,950  0
UnitedGlobalCom Inc                 CL A              913247508    2,077    244,900 SH      Shared  1, 2       0     244,900  0
Central European Media Enterprises
   Ltd                              CL A NEW          g20045202    2,457    142,000 SH      Shared  1, 2       0     142,000  0
Advanced Fibre Communications Inc   COMMON STOCK      00754a105      226     11,200 SH      Shared  1, 2       0      11,200  0
Agnico-Eagle Mines Ltd              COMMON STOCK      008474108    1,790    148,300 SH      Shared  1, 2       0     148,300  0
American Pharmaceutical Partners
   Inc                              COMMON STOCK      02886p109      474     14,100 SH      Shared  1, 2       0      14,100  0
Apollo Gold Corp                    COMMON STOCK      03761E102    7,860  3,598,100 SH      Shared  1, 2       0   3,598,100  0
Avanex Corp                         COMMON STOCK      05348w109      573    114,762 SH      Shared  1, 2       0     114,762  0
Axmin Inc                           COMMON STOCK      05461V102      392    725,000 SH      Shared  1, 2       0     725,000  0
Banco Latinoamericano de
   Exportaciones SA                 COMMON STOCK      p16994132      962     50,000 SH      Shared  1, 2       0      50,000  0
Bema Gold Corp                      COMMON STOCK      08135f107      831    223,400 SH      Shared  1, 2       0     223,400  0
Biovail Corp                        COMMON STOCK      09067j109      421     19,600 SH      Shared  1, 2       0      19,600  0
Cadence Design Systems Inc          COMMON STOCK      127387108    1,187     66,000 SH      Shared  1, 2       0      66,000  0
CAE Inc                             COMMON STOCK      124765108      885    195,000 SH      Shared  1, 2       0     195,000  0
Callaway Golf Co                    COMMON STOCK      131193104      981     58,200 SH      Shared  1, 2       0      58,200  0
Cameco Corp                         COMMON STOCK      13321l108    1,154     20,000 SH      Shared  1, 2       0      20,000  0
Capital One Financial Corp          COMMON STOCK      14040h105    2,421     39,500 SH      Shared  1, 2       0      39,500  0
Carmax Inc                          COMMON STOCK      143130102      495     16,000 SH      Shared  1, 2       0      16,000  0
Checkfree Corp                      COMMON STOCK      162813109      553     20,000 SH      Shared  1, 2       0      20,000  0
CIT Group Inc                       COMMON STOCK      125581108    6,115    170,100 SH      Shared  1, 2       0     170,100  0
Claude Resources Inc                COMMON STOCK      182873109      355    230,000 SH      Shared  1, 2       0     230,000  0
CompuCredit Corp                    COMMON STOCK      20478n100      223     10,500 SH      Shared  1, 2       0      10,500  0
Cott Corp                           COMMON STOCK      22163n106      280     10,000 SH      Shared  1, 2       0      10,000  0
Creo Inc                            COMMON STOCK      225606102      911     88,400 SH      Shared  1, 2       0      88,400  0
Crystallex International Corp       COMMON STOCK      22942F101    1,001    455,000 SH      Shared  1, 2       0     455,000  0
D&B Corp                            COMMON STOCK      26483e100   18,910    372,900 SH      Shared  1, 2       0     372,900  0
Dade Behring Holdings Inc           COMMON STOCK      23342J206    4,621    129,300 SH      Shared  1, 2       0     129,300  0
Decode Genetics Inc                 COMMON STOCK      243586104    1,676    204,700 SH      Shared  1, 2       0     204,700  0
Eldorado Gold Corp                  COMMON STOCK      284902103    2,225    711,800 SH      Shared  1, 2       0     711,800  0
Electronic Data Systems Corp        COMMON STOCK      285661104      687     28,000 SH      Shared  1, 2       0      28,000  0
Endev Energy Inc                    COMMON STOCK      29258v109    1,662  1,100,300 SH      Shared  1, 2       0   1,100,300  0
Entree Gold Inc                     COMMON STOCK      29383G100      556    720,000 SH      Shared  1, 2       0     720,000  0
Eurozinc Mining Corp                COMMON STOCK      298804105    1,158  6,000,000 SH      Shared  1, 2       0   6,000,000  0
Fairborne Energy Ltd                COMMON STOCK      303626105    1,679    395,684 SH      Shared  1, 2       0     395,684  0
Fannie Mae                          COMMON STOCK      313586109    1,411     18,800 SH      Shared  1, 2       0      18,800  0
Flowserve Corp                      COMMON STOCK      34354p105      487     23,300 SH      Shared  1, 2       0      23,300  0
FNX Mining Co Inc                   COMMON STOCK      30253R101    1,649    245,000 SH      Shared  1, 2       0     245,000  0
Fpic Insurance Group Inc            COMMON STOCK      302563101      464     18,500 SH      Shared  1, 2       0      18,500  0
Furniture Brands International Inc  COMMON STOCK      360921100    1,496     51,000 SH      Shared  1, 2       0      51,000  0
Gammon Lake Resources Inc           COMMON STOCK      2354277      7,494  1,550,000 SH      Shared  1, 2       0   1,550,000  0
General Electric Co                 COMMON STOCK      369604103    1,639     52,900 SH      Shared  1, 2       0      52,900  0
Gold Reserve Inc                    COMMON STOCK      38068N108    1,270    470,000 SH      Shared  1, 2       0     470,000  0
Goldcorp Inc                        COMMON STOCK      380956409      242     15,200 SH      Shared  1, 2       0      15,200  0
Golden Star Resources Ltd           COMMON STOCK      38119T104    2,889    413,100 SH      Shared  1, 2       0     413,100  0
Hanover Compressor Co               COMMON STOCK      410768105      347     31,100 SH      Shared  1, 2       0      31,100  0
ImClone Systems Inc                 COMMON STOCK      45245w109      555     14,000 SH      Shared  1, 2       0      14,000  0
Imperial Sugar Co                   COMMON STOCK      453096208    1,413    100,000 SH      Shared  1, 2       0     100,000  0
India Fund Inc                      COMMON STOCK      454089103    7,582    300,880 SH      Shared  1, 2       0     300,880  0
Inmet Mining Corp                   COMMON STOCK      457983104    6,916    513,700 SH      Shared  1, 2       0     513,700  0
Integrated Circuit Systems Inc      COMMON STOCK      45811k208      658     23,100 SH      Shared  1, 2       0      23,100  0
InterOil Corp                       COMMON STOCK      460951106    3,161    130,000 SH      Shared  1, 2       0     130,000  0
Intrado Inc                         COMMON STOCK      46117a100      533     24,300 SH      Shared  1, 2       0      24,300  0
Investors Financial Services Corp   COMMON STOCK      461915100    1,713     44,600 SH      Shared  1, 2       0      44,600  0
I-Stat Corp                         COMMON STOCK      450312103      390     25,500 SH      Shared  1, 2       0      25,500  0
Jabil Circuit Inc                   COMMON STOCK      466313103      651     23,000 SH      Shared  1, 2       0      23,000  0
Kinross Gold Corp                   COMMON STOCK      496902206    2,078    260,900 SH      Shared  1, 2       0     260,900  0
Kla-Tencor Corp                     COMMON STOCK      482480100      662     11,300 SH      Shared  1, 2       0      11,300  0
Korea Fund Inc/The                  COMMON STOCK      500634100    1,952    106,400 SH      Shared  1, 2       0     106,400  0
Lennox International Inc            COMMON STOCK      526107107    1,675    100,300 SH      Shared  1, 2       0     100,300  0
Magnifoam Technology International  COMMON STOCK      559901103    1,105    622,700 SH      Shared  1, 2       0     622,700  0
MBIA Inc                            COMMON STOCK      55262c100    1,202     20,300 SH      Shared  1, 2       0      20,300  0
Mentor Graphics Corp                COMMON STOCK      587200106      407     28,000 SH      Shared  1, 2       0      28,000  0
Meridian Gold Inc                   COMMON STOCK      589975101    2,137    146,250 SH      Shared  1, 2       0     146,250  0
Metallica Resources Inc             COMMON STOCK      59125J104      679    400,000 SH      Shared  1, 2       0     400,000  0
Microsemi Corp                      COMMON STOCK      595137100      799     32,600 SH      Shared  1, 2       0      32,600  0
Morgan Stanley India Investment
   Fund Inc                         COMMON STOCK      61745c105    1,328     50,000 SH      Shared  1, 2       0      50,000  0
Newmont Mining Corp                 COMMON STOCK      651639106    2,970     61,100 SH      Shared  1, 2       0      61,100  0
Northgate Exploration Ltd           COMMON STOCK      666416102    3,485  1,700,000 SH      Shared  1, 2       0   1,700,000  0
Northstar Aerospace Inc             COMMON STOCK      66704n109    4,643  2,978,000 SH      Shared  1, 2       0   2,978,000  0
Novastar Financial Inc              COMMON STOCK      669947400      756     17,600 SH      Shared  1, 2       0      17,600  0
OPTi Inc                            COMMON STOCK      683960108      468    329,000 SH      Shared  1, 2       0     329,000  0
Orbital Sciences Corp               COMMON STOCK      685564106    1,601    133,200 SH      Shared  1, 2       0     133,200  0
Orezone Resources Inc               COMMON STOCK      685921108      403    580,000 SH      Shared  1, 2       0     580,000  0
PG&E Corp                           COMMON STOCK      69331c108    3,488    125,600 SH      Shared  1, 2       0     125,600  0
Placer Dome Inc                     COMMON STOCK      725906101    2,273    126,910 SH      Shared  1, 2       0     126,910  0
PLATO Learning Inc                  COMMON STOCK      72764y100      503     47,700 SH      Shared  1, 2       0      47,700  0
Quantum Fuel Systems Technologies
   Worldwide Inc                    COMMON STOCK      74765E109      298     37,100 SH      Shared  1, 2       0      37,100  0
Quiksilver Inc                      COMMON STOCK      74838c106    1,489     84,000 SH      Shared  1, 2       0      84,000  0
Raven Energy Ltd                    COMMON STOCK      754208106      895    725,000 SH      Shared  1, 2       0     725,000  0
Rostelecom                          COMMON STOCK      778529107    1,164     92,950 SH      Shared  1, 2       0      92,950  0
Rotech Healthcare Inc               COMMON STOCK      778669101    1,067     46,400 SH      Shared  1, 2       0      46,400  0
Royal Gold Inc                      COMMON STOCK      780287108    1,411     67,400 SH      Shared  1, 2       0      67,400  0
Silk Road Resources Ltd             COMMON STOCK      827101106      386    500,000 SH      Shared  1, 2       0     500,000  0
Stingray Resources Inc              COMMON STOCK      860841105    1,698  2,200,000 SH      Shared  1, 2       0   2,200,000  0
Telesystem International Wireless
   Inc                              COMMON STOCK      879946606    6,077    725,600 SH      Shared  1, 2       0     725,600  0
Templeton Russia and Eastern
   European Fund Inc                COMMON STOCK      88022f105    2,461     80,100 SH      Shared  1, 2       0      80,100  0
Tesco Corp                          COMMON STOCK      88157k101    3,324    408,150 SH      Shared  1, 2       0     408,150  0
Texas Genco Holdings Inc            COMMON STOCK      882443104   14,921    459,100 SH      Shared  1, 2       0     459,100  0
Total System Services Inc           COMMON STOCK      891906109      598     19,200 SH      Shared  1, 2       0      19,200  0
TransAlta Corp                      COMMON STOCK      89346d107    5,234    365,900 SH      Shared  1, 2       0     365,900  0
Valueclick Inc                      COMMON STOCK      92046n102    2,266    249,600 SH      Shared  1, 2       0     249,600  0
Washington Group International Inc  COMMON STOCK      938862208   17,790    523,700 SH      Shared  1, 2       0     523,700  0
WebMD Corp                          COMMON STOCK      94769m105    1,164    129,500 SH      Shared  1, 2       0     129,500  0
Westaim Corp                        COMMON STOCK      956909105   11,249  4,199,753 SH      Shared  1, 2       0   4,199,753  0
Western Silver Corp                 COMMON STOCK      959531104      755    190,000 SH      Shared  1, 2       0     190,000  0
Wheaton River Minerals Ltd          COMMON STOCK      962902102   11,392  3,828,700 SH      Shared  1, 2       0   3,828,700  0
Whirlpool Corp                      COMMON STOCK      963320106    1,380     19,000 SH      Shared  1, 2       0      19,000  0
Yamana Gold Inc                     COMMON STOCK      98462Y100      897    375,000 SH      Shared  1, 2       0     375,000  0
Harmony Gold Mining Co Ltd          Sponsored ADR     413216300    4,449    274,133 SH      Shared  1, 2       0     274,133  0
HSBC Holdings Plc                   Sponsored ADR     404280406    1,050     13,321 SH      Shared  1, 2       0      13,321  0
Mobile Telesystems                  Sponsored ADR     607409109   16,154    195,100 SH      Shared  1, 2       0     195,100  0
Terra Networks SA                   Sponsored ADR     88100w103      353     60,000 SH      Shared  1, 2       0      60,000  0
Open Jt. Stk Co. - Vimpel
   Communications                   Sponsored ADR     68370r109   15,185    206,600 SH      Shared  1, 2       0     206,600  0
Wimm-Bill-Dann Foods OJSC           Sponsored ADR     97263m109      663     39,000 SH      Shared  1, 2       0      39,000  0
Heartland Partners LP               UT LTD PARTNER    422357103      671     97,200 SH      Shared  1, 2       0      97,200  0
Wheaton River Minerals Ltd          W EXP 05/30/2007  962902144    8,345  4,687,500 SH      Shared  1, 2       0   4,687,500  0
Agnico-Eagle                        W EXP 11/07/2007  008474132       35     12,500 SH      Shared  1, 2       0      12,500  0
Bema Gold Corp                      W EXP 10/27/07    08135F156      316    125,000 SH      Shared  1, 2       0     125,000  0
Total                                                            281,709

03784.0001 #463527